SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2018
Statement of cash flows [abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

Year Ended December 31,
	2018	2017	2016
Supplementary information
Interest paid	$-	$21,066	$11,253
Non-Cash Financing and Investing Activities
Shares issued to pay Credit Facility	$-	$900,000	$1,500,000
Shares issued on acquisition of mineral property	$-	$96,200	$-
Bonus shares	$-	$190,320	$-
Shares issued to settle debt	$-	$386,527	$804,648
Capitalized interest	$-	$-	$11,253
Warrants issued for mineral property	$181,944	$-	$-
Depreciation included in mineral property	$27,387	$216,653	$278,376
Property and equipment expenditures included in accounts payable	$489,890	$580,634	$1,097,092
Fair value loss/gain on marketable securities	$12,160	$12,160	$-
Mineral property expenditures included in accounts payable	$1,067,747	$753,248	$962,822
Share-based payments capitalized in mineral properties	$205,057	$227,979	$68,363
Sale of Okeover property for shares and debt settlement	$-	$-	$195,079
Fair value of finders warrants	$-	$-	$10,183
Reclassification of contributed surplus on exercise of options	$15,350	$14,567	$-
Reclassification of contributed surplus on exercise of warrants	$132,453	$10,650	$-